Other non-current assets (Tables)	12 Months Ended
Aug. 31, 2018
Other non-current assets
Schedule of other non-current assets

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$

Rental deposits	50,634	85,596	12,532
Prepayment for long-term investments	3,953	165,377	24,213
Others	—	145	21
	54,587	251,118	36,766